DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 3,617,500	$ 201,475	$ 6,207,431	$ 640,704	$ 937,069	$ 2,115,160
TPT SpeedConnect
Total revenues			5,082,260	0
Copperhead Digital
Total revenues			176,640	322,550	400,763	867,896
K Telecom
Total revenues			38,719	105,080	119,860	490,241
San Diego Media
Total revenues			21,621	141,426	169,142	365,506
Blue Collar
Total revenues			888,191	46,218	219,474	0
P2P
Total revenues			$ 0	$ 25,430	25,430	390,137
Other
Total revenues					$ 2,400	$ 1,380